Contingencies And Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Loss contingency, estimate	$ 190
Operating lease ROU asset	$ 140	$ 147
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total Assets	Total Assets
Operating lease liability	$ 152	$ 157
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Weighted average discount rate, operating lease	3.30%	2.60%
Weighted average remaining operating lease term	5 years
Operating lease expense	$ 45	$ 49	$ 50
Finance lease, net book value	$ 14	$ 37
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total Assets	Total Assets
Finance Lease, Liability	$ 106	$ 175
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Finance Lease, Right-of-Use Asset, Accumulated Amortization	$ 458	$ 436
Weighted average discount rate, finance lease	2.90%	1.40%
Weighted average remaining finance lease term	1 year
Present value of minimum lease payments	$ 106	$ 175
Payables for Congressionally Mandated Assessments	2	6
Other Liabilities [Member]
Loss Contingencies [Line Items]
Finance Lease, Liability	558	375
Present value of minimum lease payments	$ 558	$ 375